INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Components of Definite-lived Intangible Assets
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	June 30, 2025			December 31, 2024
AS OF US$ MILLIONS	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships	$1,466	$(71)	$1,395	$1,466	$(43)	$1,423
Trade name	71	(13)	58	71	(9)	62
Unpaid claims reserve intangible asset	103	(50)	53	103	(37)	66
Software and other	148	(39)	109	85	(17)	68
Total definite-lived intangible assets	1,788	(173)	1,615	1,725	(106)	1,619
Indefinite-lived intangible assets:
Insurance licenses	67	—	67	71	—	71
Total	$1,855	$(173)	$1,682	$1,796	$(106)	$1,690

Schedule of Components of Indefinite-lived Intangible Assets
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	June 30, 2025			December 31, 2024
AS OF US$ MILLIONS	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Distributor relationships	$1,466	$(71)	$1,395	$1,466	$(43)	$1,423
Trade name	71	(13)	58	71	(9)	62
Unpaid claims reserve intangible asset	103	(50)	53	103	(37)	66
Software and other	148	(39)	109	85	(17)	68
Total definite-lived intangible assets	1,788	(173)	1,615	1,725	(106)	1,619
Indefinite-lived intangible assets:
Insurance licenses	67	—	67	71	—	71
Total	$1,855	$(173)	$1,682	$1,796	$(106)	$1,690

Schedule of Estimated Future Amortization Expense
The following table outlines the estimated future amortization expense related to definite-lived intangible assets held as of June 30, 2025.

Years	US$ MILLIONS
2025(1)	$61
2026	119
2027	100
2028	90
2029	80
Thereafter	1,165
Total amortization expense	$1,615
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(1)Expected amortization for the remainder of 2025.